RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
This Note provides information for leases where the Group is a lessee.

Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
Carrying value At cost	32,884	3,334	36,218
Carrying value Accumulated depreciation	(6,185)	(1,280)	(7,465)
Carrying value at January 1, 2023	26,699	2,054	28,753
Additions	—	1,413	1,413
Remeasurement	1,865	—	1,865
Divestments	—	(756)	(756)
Depreciation charges	(2,913)	(1,289)	(4,202)
Depreciation of disinvestment	—	700	700
Impairment	(4,663)	—	(4,663)
Currency translation - cost	873	18	891
Currency translation - accumulated depreciation	(213)	(11)	(224)
Movement 2023	(5,051)	75	(4,976)
At cost	30,959	4,009	34,968
Accumulated depreciation	(9,311)	(1,880)	(11,191)
Carrying value at December 31, 2023	21,648	2,129	23,777
Additions	—	2,395	2,395
Remeasurement	338	—	338
Divestments	(305)	(1,694)	(1,999)
Depreciation charges	(2,627)	(1,280)	(3,907)
Depreciation of disinvestment	186	1,515	1,701
Impairment	(5,027)	—	(5,027)
Currency translation - cost	(1,431)	(41)	(1,472)
Currency translation - accumulated depreciation	557	19	576
Movement 2024	(8,309)	914	(7,395)
At cost	24,534	4,669	29,203
Accumulated depreciation	(11,195)	(1,626)	(12,821)
Carrying value at December 31, 2024	13,339	3,043	16,382
During 2022, the lease for the DSP facility at Pivot Park in Oss, the Netherlands commenced and resulted in an investment of $14.6 million. The intention for this facility was primarily to set up our independent production line for a former pipeline product relating to Pompe disease. The pipeline product was cancelled and the building remained empty and unused resulting in impairments for a total of $8.6 million in 2022 and 2023. In 2024, the Company entered into negotiations to terminate this lease. As a result, the Company has fully impaired the corresponding right-of-use asset, leading to an impairment expense of $5.0 million as of December 31, 2024.
The building remeasurement is related to adjustments in the existing right-of-use assets to reflect inflation-related higher lease payments.
The Company applies for the recognition exemption for short-term leases and leases of low-value assets. The respective lease payments are recorded in the consolidated statement of income and are immaterial to the financial statements.

Amounts recognized in the statement of income
Depreciation charges on production related right-of-use assets of $0.5 million in 2024, $0.5 million in 2023 and $0.5 million in 2022, have been included in the value of inventories. An amount of $3.4 million of the total 2024 depreciation costs has been charged to the statement of income. In 2023 and 2022, depreciation costs of $3.7 million and $2.6 million, respectively, have been charged to the statement of income.
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2024	2023	2022
Depreciation right-of-use assets
Depreciation right-of-use buildings	(2,094)	(2,380)	(1,781)
Depreciation right-of-use cars	(1,280)	(1,284)	(784)
Total depreciation right-of-use assets	(3,374)	(3,664)	(2,565)
Interest expense (Note 7)	(1,038)	(1,088)	(622)
Impairment expense	(5,027)	(4,663)	(3,860)
Total expense right-of-use assets	(9,439)	(9,415)	(7,047)

Lease charges
The non-cancellable leases at December 31, 2024, have remaining terms of between one and 13 years and generally include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.
The expected lease charges after the end of the reporting year have been disclosed in Note 24. Financial risk management. Allocations of the lease charges to costs or general and administrative expenses have been based on the nature of the asset in use.
LEASES
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2024	2023
Balance at January 1	33,123	33,308
Additions	2,425	1,295
Remeasurement	338	1,865
Interest expense accrued	1,141	1,193
Payments of lease liabilities	(5,149)	(5,126)
Disposals of lease liabilities	(309)	(319)
Currency translation	(1,655)	907
Balance at December 31	29,914	33,123
- Current portion	2,946	3,616
- Non-current portion	26,968	29,507

Additions in 2023 and 2024 relate to newly leased cars and remeasurement reflects inflation-related higher lease payments on buildings.
Future minimum lease payments as at December 31, 2024 and 2023 are as follows:

	2024		2023
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	4,730	4,650	5,071	4,995
After one year but not more than five years	15,267	13,764	16,024	14,369
More than five years	15,322	11,500	18,996	14,104
Balance at December 31	35,319	29,914	40,091	33,468